Pearl Diver Credit Company Inc.
Schedule of Investments (UNAUDITED)
3/31/2026
(Expressed in United States Dollars)

Issuer(1)	Investment	Acquisition Date(2)	Principal/ Shares	Cost	Fair Value(3)	Percentage of Net Assets
Investments at Fair Value(4)
Collateralized Loan Obligations - Debt - 0.63%(5)(6)
United States(7)
LCM 42, Ltd.	Secured Note - Class F, (3M CME TERM SOFR + 8.08%, due 01/15/2038)	11/18/2024	$250,000	$230,794	$230,352	0 .32%
Madison Park Funding XXVII, Ltd.	Secured Note - Class FR, (3M CME TERM SOFR + 7.83%, due 04/20/2038)	2/3/2025	250,000	247,588	225,013	0 .31%
Total Collateralized Loan Obligations - Debt				$478,382	$455,365
Collateralized Loan Obligations - Equity - 154.24%(6)(8)
Ireland(7)
Madison Park Euro Funding XVII DAC	Subordinated Note (effective yield 25.63%, maturity 7/27/2034)	1/16/2026	5,087,500	2,693,245	2,475,655	3 .44%
United States(7)
37 Capital Clo 1, Ltd.	Subordinated Note (effective yield 0.00%, maturity 10/16/2034)	10/26/2023	8,500,000	4,367,846	1,840,535	2 .56%
37 Capital CLO II	Subordinated Note (effective yield 2.23%, maturity 7/17/2034)	9/20/2024	7,849,885	4,169,260	2,411,249	3 .35%
ALM VII R, Ltd. SERIES 144A	Subordinated Note (effective yield 3.68%, maturity 1/15/2036)	10/30/2024	8,042,000	941,169	985,627	1 .37%
AMMC CLO 24, Ltd.	Subordinated Note (effective yield 8.92%, maturity 1/22/2035)	8/17/2023	7,800,000	4,537,866	2,969,304	4 .12%
Anchorage Capital CLO 21, Ltd.	Subordinated Note (effective yield 15.03%, maturity 10/20/2034)	8/12/2025	2,500,000	1,141,541	619,750	0 .86%
Anchorage Capital CLO 7, Ltd.	Subordinated Note (effective yield 9.76%, maturity 4/28/2037)	8/20/2024	12,000,000	3,261,941	2,697,600	3 .75%
Apex Credit CLO 2021-II LLC	Subordinated Note (effective yield 0.00%, maturity 10/20/2034)	11/22/2023	3,450,000	1,336,852	723,450	1 .00%
Apidos CLO XI	Subordinated Note (effective yield 19.68%, maturity 1/17/2023)	11/5/2025	11,945,750	2,639,891	1,642,541	2 .28%
Ares LIX CLO, Ltd.	Subordinated Note (effective yield 16.74%, maturity 4/25/2034)	10/31/2023	3,500,000	1,707,408	1,003,310	1 .39%
ARES Loan Funding III, Ltd.(9)	Subordinated Note (effective yield 18.66%, maturity 7/25/2036)	10/31/2023	4,000,000	2,388,591	1,445,480	2 .01%
ARES LX CLO, Ltd.	Subordinated Note (effective yield 17.89%, maturity 7/18/2034)	7/31/2025	3,400,000	1,601,529	980,084	1 .36%
Ares LXIII CLO, Ltd.	Subordinated Note (effective yield 48.86%, maturity 10/15/2038)	10/26/2023	2,272,000	1,468,294	922,455	1 .28%
ARES XLIV CLO, Ltd.	Subordinated Note (effective yield 26.38%, maturity 4/15/2034)	5/22/2025	2,656,000	604,372	320,048	0 .44%
ARES XLVII CLO, Ltd.	Subordinated Note (effective yield 17.82%, maturity 4/15/2030)	6/26/2025	12,500,000	380,675	163,250	0 .23%
Bain Capital Credit CLO 2021-1, Ltd.	Subordinated Note (effective yield 5.30%, maturity 4/18/2034)	11/20/2025	4,550,000	1,311,750	830,002	1 .15%
Bain Capital Credit CLO 2024-3, Ltd.(9)	Subordinated Note (effective yield 26.73%, maturity 7/16/2037)	8/29/2024	3,790,000	2,742,888	1,540,294	2 .14%
Balboa Bay Loan Funding 2021-1, Ltd.	Subordinated Note (effective yield 14.74%, maturity 7/20/2034)	8/6/2024	2,626,500	1,066,862	760,687	1 .06%
BlueMountain 2022-35A SUB	Subordinated Note (effective yield 14.60%, maturity 10/22/2037)	1/24/2024	4,500,000	2,817,220	1,367,325	1 .90%
BlueMountain CLO XXXII, Ltd.	Subordinated Note (effective yield 7.86%, maturity 10/16/2034)	9/19/2023	6,400,548	3,410,638	1,809,179	2 .51%
Bridge Street CLO III, Ltd.	Subordinated Note (effective yield 26.30%, maturity 10/20/2037)	2/21/2025	1,000,000	614,595	458,350	0 .64%
BSP 2021-23A SUB	Subordinated Note (effective yield 14.59%, maturity 4/25/2034)	11/7/2023	5,000,000	3,271,409	2,253,000	3 .13%
Cathedral Lake VIII, Ltd.	Subordinated Note (effective yield 12.20%, maturity 1/20/2035)	11/5/2025	1,978,750	578,233	399,114	0 .55%
Cedar Funding VI CLO, Ltd.	Subordinated Note (effective yield 6.62%, maturity 4/20/2034)	7/30/2025	5,000,000	2,254,496	1,425,950	1 .98%
CIFC Funding 2015-IV, Ltd.	Subordinated Note (effective yield 6.25%, maturity 1/20/2039)	7/26/2023	10,000,000	3,013,512	2,478,000	3 .44%
CQS US CLO 2023-3, Ltd.	Subordinated Note (effective yield 12.27%, maturity 1/25/2037)	11/13/2024	10,866,666	6,802,611	5,332,164	7 .41%
Crown Point CLO 8, Ltd.	Subordinated Note (effective yield 15.61%, maturity 10/20/2034)	10/23/2025	1,000,000	457,382	294,000	0 .41%
Crown Point CLO 9, Ltd.	Subordinated Note (effective yield 21.55%, maturity 7/14/2034)	10/31/2025	1,000,000	458,395	270,180	0 .38%
Dryden 123 CLO, Ltd.(9)	Subordinated Note (effective yield 2.04%, maturity 3/15/2038)	2/20/2025	7,500,000	6,596,866	4,646,250	6 .45%
Dryden 43 Senior Loan Fund	Subordinated Note (effective yield 8.52%, maturity 4/20/2034)	9/3/2025	6,477,500	1,633,434	905,425	1 .26%
Harvest US CLO 2024-1, Ltd.(9)	Subordinated Note (effective yield 10.05%, maturity 4/20/2037)	7/25/2024	7,437,582	4,759,997	3,548,693	4 .93%
Harvest US CLO 2024-2, Ltd.(9)	Subordinated Note (effective yield 13.68%, maturity 10/15/2037)	8/1/2024	5,000,000	3,795,717	2,771,650	3 .85%
HPS Loan Management 2021-16, Ltd.	Subordinated Note (effective yield 3.76%, maturity 1/23/2035)	11/20/2023	1,800,000	906,424	644,713	0 .90%
Invesco CLO 2021-1, Ltd.	Subordinated Note (effective yield 24.79%, maturity 4/15/2034)	6/25/2025	8,000,000	2,470,948	1,060,000	1 .47%
Kennedy Lewis CLO 11, Ltd.(9)	Subordinated Note (effective yield 0.01%, maturity 10/20/2037)	11/7/2023	5,000,000	3,523,518	1,598,900	2 .22%
Kennedy Lewis CLO 14, Ltd.(9)	Subordinated Note (effective yield 18.35%, maturity 4/22/2037)	7/24/2024	4,000,000	3,001,408	1,431,360	1 .99%
Kennedy Lewis CLO 17, Ltd.	Subordinated Note (effective yield 14.42%, maturity 10/22/2037)	11/20/2025	5,000,000	2,642,375	2,185,350	3 .04%
KKR CLO 31, Ltd.	Subordinated Note (effective yield 12.78%, maturity 4/20/2034)	8/20/2025	3,000,000	1,015,458	579,735	0 .81%
LCM 39, Ltd./Jersey	Income Note (effective yield 15.14%, maturity 10/16/2034)	7/25/2023	7,675,000	4,828,073	2,273,335	3 .16%
LCM 42, Ltd.	Income Note (effective yield 12.75%, maturity 1/15/2038)	11/18/2024	10,000,000	8,075,541	5,133,000	7 .13%
Marble Point CLO XXI, Ltd.	Subordinated Note (effective yield 14.20%, maturity 10/17/2034)	3/14/2024	3,800,000	1,701,852	1,007,000	1 .40%
Oaktree 2019-3A SUB(9)	Subordinated Note (effective yield 12.32%, maturity 1/20/2038)	11/8/2023	6,000,000	2,919,932	2,567,760	3 .57%
Oaktree CLO 2021-2, Ltd.	Subordinated Note (effective yield 23.75%, maturity 1/16/2035)	7/28/2023	5,000,000	2,715,950	1,985,683	2 .76%
OCP CLO 2023-26, Ltd.	Subordinated Note (effective yield 11.93%, maturity 4/17/2037)	11/14/2023	4,250,000	2,745,717	2,634,660	3 .66%
Regatta XIX Funding, Ltd.	Subordinated Note (effective yield 10.95%, maturity 4/20/2035)	9/11/2024	9,053,000	5,843,929	4,431,896	6 .16%
Regatta XXII Funding, Ltd.	Subordinated Note (effective yield 0.00%, maturity 1/15/2039)	9/29/2023	1,250,000	891,178	755,887	1 .05%
Rockford Tower CLO 2021-1, Ltd.	Subordinated Note (effective yield 9.22%, maturity 7/20/2034)	9/18/2023	1,000,000	579,948	182,500	0 .25%
Rockford Tower CLO 2025-1, Ltd.	Subordinated Note (effective yield 10.82%, maturity 4/15/2038)	2/4/2025	5,000,000	3,821,029	2,655,100	3 .69%
RR 19, Ltd.	Subordinated Note (effective yield 8.68%, maturity 4/16/2040)	7/27/2023	4,000,000	2,970,610	2,561,400	3 .56%
RR 20, Ltd.	Subordinated Note (effective yield 13.56%, maturity 7/15/2037)	8/8/2023	3,600,000	2,544,433	1,658,196	2 .30%
RR 23, Ltd.	Subordinated Note (effective yield 8.66%, maturity 10/15/2035)	10/5/2023	5,580,000	2,861,602	2,577,123	3 .58%
RR 37, Ltd.	Subordinated Note (effective yield 9.88%, maturity 4/15/2038)	1/22/2025	7,000,000	6,129,802	4,803,190	6 .67%
Shackleton 2019-XIV Clo, Ltd.	Subordinated Note (effective yield 4.86%, maturity 7/20/2034)	2/1/2024	3,000,000	1,781,592	1,095,600	1 .52%
Signal Peak CLO 14, Ltd.	Subordinated Note (effective yield 11.98%, maturity 1/22/2038)	12/23/2024	8,000,000	6,334,276	4,648,960	6 .46%
TCW CLO 2024-2, Ltd.(9)	Subordinated Note (effective yield 6.96%, maturity 7/17/2037)	7/12/2024	6,050,000	4,284,041	2,354,781	3 .27%
Venture 50 Clo, Ltd.	Subordinated Note (effective yield 2.19%, maturity 10/20/2037)	10/30/2024	5,000,000	3,664,456	1,787,950	2 .48%
Vibrant CLO XIV, Ltd.	Subordinated Note (effective yield 9.88%, maturity 10/20/2034)	1/23/2024	3,000,000	1,505,130	837,540	1 .16%
Voya CLO 2025-1, Ltd.(9)	Subordinated Note (effective yield 9.88%, maturity 4/20/2038)	2/12/2025	7,500,000	6,674,674	5,288,550	7 .35%
Total Collateralized Loan Obligations - Equity				$165,260,381	$111,030,770

Total Investments 154.87%				$165,738,763	$111,486,135

Short-Term Investments - 0.97%	Shares	Cost	Fair Value	Percentage of Net Assets
First American Government Obligations Fund Class X, 3.577%(10)	698,455	698,455	698,455	0 .97%

Total Short-Term Investments		$698,455	$698,455

Series A Cumulative Perpetual Preferred Shares - (47.93%)			$(34,500,000)
Liabilities in Excess of Other Assets- (7.91%)			(5,699,197)
Net Assets - 100.00%			$71,985,393

(1)	The Company is not affiliated with, nor does it "control" (as such term is defined in the Investment Company Act of 1940 (the "1940 Act")), any of the issuers listed. In general, under the 1940 Act, the Company would be presumed to "control" an issuer if we owned 25% or more of its voting securities
(2)	Acquisition date represents the initial purchase date of investment.
(3)	Fair value is determined by the Adviser in accordance with written valuation policies and procedures, subject to oversight by the Company’s Board of Directors, in accordance with Rule 2a-5 under the 1940 Act.
(4)	The fair value of CLO Debt and CLO equity investments are classified as Level II investments.
(5)	Variable rate investment. Interest rate shown reflects the rate in effect at the reporting date. Investment description includes the reference rate and spread.
(6)	All securities exempt from registration under the Securities Act of 1933, as amended and are deemed to be “restricted securities”.
(7)	Country represents the principal country of risk where the investment has exposure.
(8)	CLO equity investments are entitled to recurring distributions which are generally equal to the remaining cash flow of payments made by underlying assets less contractual payments to debt holders and fund expenses. The effective yield is estimated based on the current projection of the amount and timing of these recurring distributions in addition to the estimated amount of terminal principal payment. The effective yield and investment cost may ultimately not be realized.
(9)	All or a portion of the security is pledged as collateral for reverse repurchase agreements as of March 31, 2026. Securities in the amount of $27,193,718 were pledged as collateral at March 31, 2026.
(10)	The rate shown is the annualized 7-day yield as of March 31, 2026.

OUTSTANDING FORWARD FOREIGN CURRENCY CONTRACTS
Counterparty	Settlement Date	Fund Receiving	U.S. $ Value at March 31, 2026	Fund Delivering	U.S. $ Value at March 31, 2026	Unrealized Appreciation/ (Depreciation)
Credit Agricole	10/27/26	USD	801,105	EUR	784,396	$16,709
Credit Agricole	01/27/27	USD	803,935	EUR	786,661	17,274
State Street Corporation	04/27/26	USD	181,513	EUR	164,337	17,176
State Street Corporation	07/27/26	USD	797,389	EUR	781,843	15,546
						$66,705
Credit Agricole	10/27/26	EUR	165,504	USD	169,506	$(4,002)
Credit Agricole	01/27/27	EUR	165,982	USD	170,113	(4,131)
State Street Corporation	04/27/26	EUR	164,337	USD	168,191	(3,854)
State Street Corporation	07/27/26	EUR	164,964	USD	168,908	(3,944)
State Street Corporation	04/27/27	USD	620,659	EUR	622,350	(1,691)
						$(17,622)

Reverse Repurchase Agreements

Counterparty	Interest Rate	Acquisition Date	Maturity Date	Amount
Goldman Sachs	7.18%	03/23/2026	07/20/2026	$600,000
Goldman Sachs	7.18%	03/23/2026	07/20/2026	330,000
Goldman Sachs	7.18%	03/23/2026	07/20/2026	1,237,500
Goldman Sachs	7.18%	03/23/2026	07/20/2026	412,500
Goldman Sachs	7.18%	03/23/2026	07/20/2026	300,000
Goldman Sachs	7.18%	03/23/2026	07/20/2026	453,750
Goldman Sachs	7.18%	03/23/2026	07/20/2026	539,225
Goldman Sachs	7.18%	03/23/2026	07/20/2026	487,500
Goldman Sachs	7.18%	03/23/2026	07/20/2026	355,312
Goldman Sachs	7.18%	03/23/2026	04/20/2026	1,125,000
				$5,840,787